Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 98.6%
Communication Services - 9.5%
9	Alphabet, Inc. - Class A [1]	$19,613
1,170	Alphabet, Inc. - Class C [1]	2,559,316
2,963	Netflix, Inc. [1]	518,140
11,985	The New York Times Company - Class A	334,382
22,265	Verizon Communications, Inc.	1,129,949
50	Walt Disney Company	4,720
		4,566,120
Consumer Discretionary - 10.9%
3,485	Advance Auto Parts, Inc.	603,219
275	Booking Holdings, Inc. [1]	480,972
11,420	Hasbro, Inc.	935,070
1,550	Home Depot, Inc.	425,118
19,945	KB Home	567,635
5,276	Target Corp.	745,129
16,880	TJX Companies, Inc.	942,748
3,227	TopBuild Corp. [1]	539,425
		5,239,316
Consumer Staples - 9.5%
7,455	Colgate-Palmolive Company	597,444
2,032	Costco Wholesale Corp.	973,897
3,283	The Estee Lauder Companies, Inc. - Class A	836,082
9,758	McCormick & Company, Inc. - NVDR	812,353
12,145	Mondelez International, Inc. - Class A	754,083
23,200	Sprouts Farmers Market, Inc. [1]	587,424
		4,561,283
Financials - 9.7%
2,446	Ameriprise Financial, Inc.	581,365
2,455	Aon PLC - Class A	662,064
175	Citigroup, Inc.	8,048
2,510	CME Group, Inc. - Class A	513,797
16,195	Morgan Stanley	1,231,792
7,437	PNC Financial Services Group, Inc.	1,173,336
4,380	T. Rowe Price Group, Inc.	497,612
		4,668,014
Health Care - 14.8%
5,665	Agilent Technologies, Inc.	672,832
2,288	Biogen, Inc. [1]	466,615
2,795	Danaher Corp.	708,588
25,435	Merck & Company, Inc.	2,318,909
5,230	Novo Nordisk A/S - ADR	582,779
1,468	Regeneron Pharmaceuticals, Inc. [1]	867,779
3,532	Vertex Pharmaceuticals, Inc. [1]	995,282
1,515	Waters Corp. [1]	501,435
		7,114,219
Industrials - 7.2%
18,155	Carrier Global Corp.	647,407
3,745	Cummins, Inc.	724,770
11,901	Emerson Electric Company	946,606
8,051	Wabtec Corp.	660,826
6,355	Xylem, Inc.	496,834
		3,476,443

Information Technology - 29.0%
2,395	Adobe, Inc. [1]	876,714
3,640	Analog Devices, Inc.	531,767
22,115	Apple, Inc.	3,023,563
6,845	Applied Materials, Inc.	622,758
4,633	Enphase Energy, Inc. [1]	904,547
740	First Solar, Inc. [1]	50,416
2,287	Intuit, Inc.	881,501
12,370	Micron Technology, Inc.	683,814
14,096	Microsoft Corp.	3,620,276
5,680	PayPal Holdings, Inc. [1]	396,691
4,206	salesforce.com, Inc. [1]	694,158
8,680	Visa, Inc. - Class A	1,709,005
		13,995,210
Materials - 1.8%
4,430	AptarGroup, Inc.	457,220
2,742	Ecolab, Inc.	421,610
		878,830
Real Estate - 4.9%
21,785	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	824,780
33,037	Kimco Realty Corp. - REIT	653,142
26,135	Weyerhaeuser Company - REIT	865,591
		2,343,513
Utilities - 1.3%
4,141	American Water Works Company, Inc.	616,057

TOTAL COMMON STOCKS (Cost $33,037,949)		47,459,005

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
583,665	First American Treasury Obligations Fund - Class X, 1.314% [2]	583,665

TOTAL SHORT-TERM INVESTMENTS (Cost $583,665)		583,665

TOTAL INVESTMENTS - 99.8% (Cost $34,621,614)		48,042,670
Other Assets in Excess of Liabilities - 0.2%		100,584
NET ASSETS - 100.0%		$48,143,254

ADR	American Depositary Receipt
REIT	Real Estate Invesmtent Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,459,005	$-	$-	$47,459,005
Short-Term Investments	583,665	-	-	583,665
Total Investments in Securities	$48,042,670	$-	$-	$48,042,670